Aug. 23, 2018

American Beacon TwentyFour Strategic Income Fund

Supplement dated August 23, 2018
to the
Prospectus and Summary Prospectus dated October 27, 2017, as previously amended or supplemented

I.	Effective immediately, the following changes are made:

1)	The Fund's classification has changed from "non-diversified" to "diversified" within the meaning of the Investment Company Act of 1940. Accordingly, the following changes are made:

a.	In the "Fund Summary - Principal Investment Strategies" section, the last sentence is deleted.

b.	In the "Fund Summary - Principal Risks" and "Additional Information About the Fund - Additional Information About Risks" sections, "Non-Diversification Risk" is deleted.

2)	In the "Fund Summary – Principal Risks" section, the following risk is added in alphabetical order:

High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund's trading activity over a one-year period. High portfolio turnover could increase the Fund's transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.